SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of exchange rate		December 31, 2023 December 31, 2022 Exchange rate on balance sheet dates EUR: USD exchange rate 1.1062 1.0698 GBP: USD exchange rate 1.2743 1.2077 Average exchange rate for the period EUR: USD exchange rate 1.0817 1.0534 GBP: USD exchange rate 1.2440 1.2371
Schedule of Accounts Receivable & Allowance for Doubtful Accounts	September 30,2024 Balance as of January 1st, 2024 $19,686,091 Provisions for credit losses - Write-offs 250,971 Foreign exchange adjustments Other adjustments (31,286)Balance as of September 30, 2024 $19,905,776	December 31, 2023 Balance as of January 1, 2023 $7,309,311 Provisions for credit losses 11,850,788 Write-offs - Foreign exchange adjustments 525,992 Other adjustments - Balance as of December 31, 2023 $19,686,091
Schedule of Property and Equipment, net	EstimatedUseful LifeLeasehold improvements and technical works Lesser of lease term or 25 yearsBuildings 25-30 years Vehicles 6 yearsMachinery 20 yearsFurniture, fixtures and equipment 5–10 years Computers and software 3-5 years	EstimatedUseful LifeLeasehold improvements and technical works Lesser of lease term or 25 yearsBuildings 25-30 years Vehicles 6 yearsMachinery 20 yearsFurniture, fixtures and equipment 5–10 years Computers and software 3-5 years
Schedule of Assets Measured and Recognized at Fair Value on a Recurring Basis		December 31, 2023 Total Carrying Level 1 Level 2 Level 3 Value Marketable securities – ICC International Cannabis Corp. $- - - $- Marketable securities – National Bank of Greece 11,596 - - 11,596 $11,596 $11,596 December 31, 2022 Total Carrying Level 1 Level 2 Level 3 Value Marketable securities – ICC International Cannabis Corp. $- - - $- Marketable securities – National Bank of Greece 6,681 - - 6,681 $6,681 $6,681
Schedule of Basic and Diluted Net Loss per Common Share		Years Ended December 31, 2023 2022 Weighted average number of common shares outstanding Basic 11,968,665 1,928,172 Potentially dilutive common stock equivalents - Weighted average number of common and equivalent shares outstanding – Diluted 11,968,665 1,928,172
Schedule of potential shares of common stock		2023 2022 Common Stock Warrants 8,561,476 4,194,236 Common Stock Options - - Convertible Debt - 8,827 Total 8,561,476 4,203,063